Taxation - Schedule of Deferred Tax Assets Liabilities (Details) $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Deferred tax assets
Impairment of long-lived assets	$ 1,246	¥ 8,451,000	¥ 8,658,000
Allowance for credit losses	413	2,802,000	2,743,000
Net operation loss	2,229	15,123,000	11,284,000
Others	34	233,000	499,000
Total deferred tax assets	3,922	26,609,000	23,184,000
Valuation allowance on deferred tax assets	(3,922)	(26,609,000)
Net off against deferred tax liabilities
Total net deferred tax assets
Deferred tax liabilities
Fair value change gain			104,000
Total deferred tax liabilities			104,000
Net off against deferred tax assets
Net deferred tax liabilities			¥ 104